Share-based compensation - Additional Information (Details) - shares												12 Months Ended
	May 29, 2020	Mar. 04, 2020	Nov. 04, 2019	May 28, 2019	Mar. 07, 2019	Jan. 02, 2019	Apr. 04, 2018	Jan. 15, 2016	Mar. 06, 2015	Sep. 01, 2014	Mar. 12, 2014	Dec. 31, 2020
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)		549,020			560,000		1,719,733	205,519	37,797	5,595	22,118
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)	78,510	94,105		59,237	86,210	176,659						172,615
Dividend equivalent rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)			1,146,517
Equity Incentive Plan 2013 [Member] | Officers And Directors [Member] | Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)												3,099,782
RSUs forfeited (in shares)												5,779
Equity Incentive Plan 2013 [Member] | Officers And Directors [Member] | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)												494,721
Equity Incentive Plan 2013 [Member] | Officers And Directors [Member] | Dividend equivalent rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)												1,146,517